Real Estate Facilities - Additional Information (Detail) $ / shares in Units, shares in Millions															9 Months Ended	12 Months Ended
	Jul. 05, 2023 USD ($)	Dec. 01, 2022 REALESTATEVENTURE	Jun. 28, 2022 USD ($)	Jun. 01, 2022 USD ($) ft² RealEstateVenture State STORAGEPROPERTY StorageFacility StorageUnit LANDPARCEL $ / shares shares	May 17, 2022 USD ($)	May 10, 2022 USD ($)	Feb. 08, 2022 USD ($)	Dec. 30, 2021 StorageFacility	Mar. 17, 2021 StorageFacility shares	Mar. 17, 2021 StorageFacility	Mar. 17, 2021 StorageFacility StorageUnit	Mar. 17, 2021 RealEstateVenture StorageFacility	Mar. 17, 2021 StorageFacility REALESTATEVENTURE	Nov. 10, 2020 USD ($) REALESTATEVENTURE StorageFacility State	Sep. 30, 2023 USD ($) StorageFacility REALESTATEVENTURE State $ / shares	Dec. 31, 2022 USD ($) Property REALESTATEVENTURE StorageFacility State $ / shares	Dec. 31, 2021 $ / shares	Mar. 17, 2021 State	Mar. 17, 2021 ft²	Mar. 17, 2021	Mar. 17, 2021 STORAGEPROPERTY
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility								2							154	153
Number of states located for self storage facilities | State															19	19
Consideration transferred																$ 51,200,000
Acquisitions															$ 23,696,536
Minority and Marketability Discount
Business Acquisition [Line Items]
Alternative investment, measurement input				0.06										0.06
Canada
Business Acquisition [Line Items]
Number of self storage units | RealEstateVenture				7,740
Consideration transferred															$ 7,700,000
SST IV Merger Agreement
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility										24
Number of states located for self storage facilities | State																		9
Number of self storage units | StorageUnit											18,000
Number of operating self storage facilities | Property																2
Acquisition Costs, Period Cost														$ 8,400,000
Percentage of voting membership interest																				50.00%
Net rentable area, primarily self storage space | ft²																			2,000,000
SST IV Merger Agreement | Canada
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility														24
Number of states located for self storage facilities | State														9
Number of self storage real estate joint ventures | REALESTATEVENTURE														6
Number of operating self storage facilities									3	3	3	3	3	3		5					3
Number of parcels of land in various stages of development into self storage facilities									3	3	3	3	3	3		1					3
Number of unconsolidated real estate ventures												6	6
Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Consideration transferred														$ 286,028,173
Algonquin Property [Member]
Business Acquisition [Line Items]
Consideration transferred							$ 19,000,000
Occupancy percentage							72.40%
SSGT II Merger Agreement
Business Acquisition [Line Items]
Conversion of right to receive shares, description				converted into the right to receive 0.9118 shares of our Class A Shares
Number of self storage facilities | StorageFacility				10
Number of states located for self storage facilities | State				7
Number of self storage units | StorageUnit				7,740
Number of operating self storage facilities | Property																1
Acquisition Costs, Period Cost				$ 2,000,000
Consideration transferred	$ 15,500,000			$ 261,158,513
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001
Percentage of voting membership interest				50.00%
Number of operating self storage property | STORAGEPROPERTY				1
Number of land parcels developed into self storage facilities | LANDPARCEL				2
Remaining percentage of membership interest				50.00%
Net rentable area, primarily self storage space | ft²				853,900
Bridge Loan	10,400,000
Number of unconsolidated real estate ventures | RealEstateVenture				3
Intangible asset	8,000,000			$ 8,000,000
SSGT II Merger Agreement | Canada
Business Acquisition [Line Items]
Number of self storage real estate joint ventures | REALESTATEVENTURE		3												6,000,000	3
Number of operating self storage facilities | REALESTATEVENTURE															2	1
Number of parcels of land in various stages of development into self storage facilities | REALESTATEVENTURE															1	2
Number of land parcels developed into self storage facilities | LANDPARCEL				1
Acquisition of Self Storage Facility
Business Acquisition [Line Items]
Net rentable area, primarily self storage space | ft²				853,900
Sacramento Property [Member]
Business Acquisition [Line Items]
Consideration transferred						$ 25,400,000
Occupancy percentage						90.30%
St. Johns Property [Member]
Business Acquisition [Line Items]
Consideration transferred					$ 16,300,000
Occupancy percentage					94.60%
Aurora Property [Member]
Business Acquisition [Line Items]
Consideration transferred			$ 12,000,000
Occupancy percentage			82.20%
San Gabriel Property [Member]
Business Acquisition [Line Items]
Acquisitions	$ 23,700,000
SST IV Common Stock
Business Acquisition [Line Items]
Conversion of right to receive shares, description														converted into the right to receive 2.1875 Class A Shares
SST IV Common Stock | SST IV Merger Agreement
Business Acquisition [Line Items]
Number of shares exchanged in connection with merger | shares									10.6
Class A Common stock
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares															$ 0.001	$ 0.001	$ 0.001
Class A Common stock | SST IV Merger Agreement
Business Acquisition [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares									23.1
Class A Common stock | Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Common stock issued														$ 23,100,000
Class A Common stock | SSGT II Merger Agreement
Business Acquisition [Line Items]
Common stock issued				$ 11,500,000
Issuance of common stock in connection with SST IV Merger (in shares) | shares				11.5
Number of shares exchanged in connection with merger | shares				12.7